Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for CEO (1) ($)	Compensation Actually Paid to CEO (1)(2) ($)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers (1) ($)	Average Compensation Actually Paid to Non-CEO Named Executive Officers (1)(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) ($)	Adjusted EBITDA(4) (in millions) ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return (3) ($)
2022	19,659,378	18,110,581	2,592,685	1,219,787	161.29	104.45	455.7	892.1
2021	19,854,617	96,048,367	4,648,423	15,355,127	217.83	165.87	624.5	1,135.9
2020	14,251,338	31,623,113	2,751,200	5,482,948	124.05	133.30	348.8	779.9

Company Selected Measure Name	Peer Group Total Shareholder Return
Named Executive Officers, Footnote [Text Block]	Scott L. Thompson served as the CEO for each of the years presented in the table. Bhaskar Rao, H. Clifford Buster, III, Steven H. Rusing and Scott J. Vollet served as the non-CEO Named Executive Officers during 2022 and 2021. For 2020, Mr. Rao, Mr. Buster, Mr. Vollet and Mr. David Montgomery served as the non-CEO Named Executive Officers.
Peer Group Issuers, Footnote [Text Block]	The Peer Group Total Shareholder Return is based upon cumulative stockholder returns of the Standard & Poor's ("S&P") 400 Consumer Discretionary Sector.
PEO Total Compensation Amount	$ 19,659,378	$ 19,854,617	$ 14,251,338
PEO Actually Paid Compensation Amount	$ 18,110,581	96,048,367	31,623,113
Adjustment To PEO Compensation, Footnote [Text Block]	The following amounts were deducted or added from the Summary Compensation Table Total for the CEO for each of the following years. With respect to the other NEOs, amounts shown represent averages.

Year	Summary Compensation Table Total for CEO ($)	Less Grant Date Fair Value of Stock Awards ($)(a)	Less Grant Date Fair Value of Option Awards ($)(a)	Plus Fair Value as of the Vesting Date of Awards Granted and Vested During Same Fiscal Year ($)	Outstanding and Unvested Awards as of December 31		Awards Vested or Forfeited During Fiscal Year		Compensation Actually Paid to CEO ($)
					Plus the Fair Value of all Awards Granted During the Fiscal Year ($)(b)	Plus the Annual Change in Fair Value (+ or -) of Awards Granted in Any Prior Fiscal Year ($)(c)	Plus the Change in Fair Value (+ or -) as of the Vesting Date for Awards Granted in Any Prior Fiscal Year ($)(d)	Less the Fair Value as of the December 31 in Preceding Fiscal Year for Any Forfeited Awards ($)
CEO
2022	19,659,378	8,307,336	8,934,336	—	24,585,484	(9,348,088)	455,479	—	18,110,581
2021	19,854,617	15,571,024	—	—	14,219,238	77,409,095	136,441	—	96,048,367
2020	14,251,338	10,000,082	—	—	12,622,824	8,735,164	6,013,869	—	31,623,113
Other NEOs (Average)
2022	2,592,685	1,856,176	—	—	1,181,227	(696,517)	(1,432)	—	1,219,787
2021	4,648,423	3,479,177	—	—	3,177,135	10,798,627	210,119	—	15,355,127
2020	2,751,200	1,550,005	—	—	1,956,528	1,168,586	1,156,639	—	5,482,948

(a) Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(b) Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c) Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Excludes the change in value of the CEO's deferred RSUs since such awards were fully vested prior to January 1, 2020, see the table "Nonqualified Deferred Compensation" for additional information.
(d)    Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 2,592,685	4,648,423	2,751,200
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,219,787	15,355,127	5,482,948
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Measure 1	Company-wide adjusted EBITDA*
Measure 2	Relative Total Shareholder Return
Measure 3	Qualitative assessment of accomplishments aligned with Company ESG initiatives

Total Shareholder Return Amount	$ 161.29	217.83	124.05
Peer Group Total Shareholder Return Amount	104.45	165.87	133.30
Net Income (Loss)	$ 455,700,000	$ 624,500,000	$ 348,800,000
Company Selected Measure Amount	892,100,000	1,135,900,000	779,900,000
PEO Name	Scott L. Thompson
Additional 402(v) Disclosure [Text Block]	This is a Non-GAAP financial measurement. Please refer to Appendix A for a discussion of this measure.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	This is a Non-GAAP financial measurement. Please refer to Appendix A for a discussion of this measure.
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	100
PEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Company-wide adjusted EBITDA*
PEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Qualitative assessment of accomplishments aligned with Company ESG initiatives
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 8,307,336	$ 15,571,024	$ 10,000,082
PEO [Member] | Equity Awards, Grant Date Fair Value Of Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	8,934,336	0	0
PEO [Member] | Equity Awards Granted During The Year, Vested, Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	24,585,484	14,219,238	12,622,824
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(9,348,088)	77,409,095	8,735,164
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	455,479	136,441	6,013,869
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,856,176	3,479,177	1,550,005
Non-PEO NEO [Member] | Equity Awards, Grant Date Fair Value Of Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested, Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,181,227	3,177,135	1,956,528
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(696,517)	10,798,627	1,168,586
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,432)	210,119	1,156,639
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0